ASSETS AND LIABILITIES IN FOREIGN CURRENCY	12 Months Ended
Dec. 31, 2020
ASSETS AND LIABILITIES IN FOREIGN CURRENCY
ASSETS AND LIABILITIES IN FOREIGN CURRENCY

30.    ASSETS AND LIABILITIES IN FOREIGN CURRENCY

	At	At 12/31/2020 (per currency)				At
Items	12/31/2020	Dollar	Euro	Real	Others	12/31/2019
ASSETS
Cash and Due from Banks	20,398,250	19,133,411	972,675	15,461	276,703	18,919,331
Government and corporate securities at fair value with changes in results	1,846,252	1,846,252	—	—	—	959,676
Derivatives	529	529	—	—	—	—
Other financial assets	1,133,994	1,133,884	110	—	—	1,567,666
Loans and other financing	15,222,168	15,219,370	1,780	—	1,018	29,246,976
Other Debt Securities	4,800,665	4,800,665	—	—	—	88
Financial assets in guarantee	524,543	524,543	—	—	—	6,130,740
Other non-financial assets	240,739	240,739	—	—	—	244,060
TOTAL ASSETS	44,167,140	42,899,393	974,565	15,461	277,721	57,068,537

LIABILITIES
Deposits	25,199,406	24,737,162	462,244	—	—	31,770,757
Non-financial public sector	903,482	903,332	150	—	—	2,956,100
Financial sector	2,057	2,057	—	—	—	12,337
Non-financial private sector and foreign residents	24,293,867	23,831,773	462,094	—	—	28,802,321
Liabilities at fair value with changes in results	0	—	—	—	—	0
Other financial liabilities	2,378,133	2,049,159	322,767	13	6,194	5,570,567
Financing received from the Argentine Central Bank and other financial entities	5,200,132	5,200,132	—	—	—	10,993,994
	2,202,858	2,202,858	—	—	—	—
Subordinated negotiable obligations	1,140,468	1,140,468	—	—	—	2,886,028
Other non-financial liabilities	380,014	380,006	7	—	1	464,323
TOTAL LIABILITIES	36,501,011	35,709,785	785,018	13	6,195	51,685,670

NET POSITION	7,666,129	7,189,608	189,547	15,448	271,526	5,382,867